Other Non-current Assets (Details) - Schedule of Other Non-Current Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Non-current Assets (Details) - Schedule of Other Non-Current Assets [Line Items]
Other non-current assets	$ 12,012	$ 14,423
Private clouds in construction [Member]
Other Non-current Assets (Details) - Schedule of Other Non-Current Assets [Line Items]
Other non-current assets	12,012	13,629
Prepayment for equipment [Member]
Other Non-current Assets (Details) - Schedule of Other Non-Current Assets [Line Items]
Other non-current assets		$ 794